REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average collection term for sales of parts	30 days
Revenue	$ 7,577.5	$ 6,394.7	$ 5,268.5
Contract assets	562.0	624.1
Contracts assets, expected billings after one year amount	$ 130.8	183.4
Contract assets, contract operating cycle period	36 months
Assets	$ (3,512.6)	(3,029.3)
Contract assets | Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Assets	0.7	4.2
Contract Liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,368.7
Defense & Security And Services & Support
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	319.6	375.2
Revenue Cumulative Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,900.0	23,300.0
Contract assets, allowance of credit losses, revenue	323.6
Performance obligations expected to be satisfied in next five years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 31,600.0	$ 26,300.0